Related Party Transactions - Schedule of Related Party Transactions (Details) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2020 USD ($) vessel lease	Sep. 30, 2019 USD ($)	Sep. 30, 2020 USD ($) vessel lease	Sep. 30, 2019 USD ($)	Dec. 31, 2019 vessel	Sep. 30, 2018
Related Party Transaction [Line Items]
Voyage revenues	$ 148,935	$ 149,655	$ 437,027	$ 452,459
Vessel operating expenses	(30,642)	(27,321)	(85,153)	(80,879)
Time-charter hire expenses	5,980	5,336	17,270	14,007
General and administrative expenses	(6,165)	(5,393)	(20,215)	(17,692)
Equity income (loss)	24,346	21,296	56,874	28,612
Affiliated Entity [Member]
Related Party Transaction [Line Items]
Voyage revenues	9,704	16,347	27,881	37,141
Vessel operating expenses	(1,877)	44	(4,610)	(5,223)
Time-charter hire expenses	5,980	5,336	17,270	14,007
General and administrative expenses	(3,998)	(3,695)	(11,583)	(12,019)
Equity income (loss)	609	369	1,815	811
Affiliated Entity [Member] | Yamal Lng Joint Venture [Member]
Related Party Transaction [Line Items]
Equity income (loss)	$ 600	400	$ 1,800	800
Asset under Construction [Member] | Affiliated Entity [Member] | Pan Union Joint Venture [Member]
Related Party Transaction [Line Items]
Number Of Vessels | vessel					4
LNG Carriers [Member]
Related Party Transaction [Line Items]
Number Of Vessels | lease	9		9
LNG Carriers [Member] | Affiliated Entity [Member] | Yamal Lng Joint Venture [Member]
Related Party Transaction [Line Items]
Number Of Vessels | vessel	6		6
Teekay Marine Solutions (Bermuda) Ltd. [Member] | Affiliated Entity [Member]
Related Party Transaction [Line Items]
Voyage revenues		0		2,000
Bahrain LNG Joint Venture [Member] | Affiliated Entity [Member] | Management Service [Member]
Related Party Transaction [Line Items]
Voyage revenues	$ 2,400	1,400	$ 6,500	4,400
Bahrain LNG Joint Venture [Member] | Affiliated Entity [Member] | Cargo and Freight [Member]
Related Party Transaction [Line Items]
Voyage revenues	$ 7,300	$ 7,700	21,400	23,000
Corporate Joint Venture [Member] | Affiliated Entity [Member] | Cargo and Freight [Member]
Related Party Transaction [Line Items]
Voyage revenues			$ 7,200	$ 9,700
Bahrain Spirit [Member]
Related Party Transaction [Line Items]
Lessor, Direct financing lease, Term of contract						21 years
Number Of Vessels	1		1